SCHEDULE OF FUTURE MINIMUM CAPITAL EXPENDITURES ON THE CONSTRUCTION-IN-PROGRESS (Details)	Sep. 30, 2021 USD ($)
Property, Plant and Equipment [Line Items]
Capital Leases, Future Minimum Payments Due, Next Twelve Months	$ 2,322,701
Capital Leases, Future Minimum Payments Due in Two Years	1,794,275
Capital Leases, Future Minimum Payments Due in Three Years
Capital Leases, Future Minimum Payments Due in Four Years
Capital Leases, Future Minimum Payments Due in Five Years	953,856
Capital Leases, Future Minimum Payments Due	5,070,832
Tongchuan Cip Project [Member]
Property, Plant and Equipment [Line Items]
Capital Leases, Future Minimum Payments Due, Next Twelve Months	774,234
Capital Leases, Future Minimum Payments Due in Two Years	493,563
Capital Leases, Future Minimum Payments Due in Three Years
Capital Leases, Future Minimum Payments Due in Four Years
Capital Leases, Future Minimum Payments Due in Five Years	706,101
Capital Leases, Future Minimum Payments Due	1,973,898
Yumen Cip Project [Member]
Property, Plant and Equipment [Line Items]
Capital Leases, Future Minimum Payments Due, Next Twelve Months	1,548,467
Capital Leases, Future Minimum Payments Due in Two Years	1,300,712
Capital Leases, Future Minimum Payments Due in Three Years
Capital Leases, Future Minimum Payments Due in Four Years
Capital Leases, Future Minimum Payments Due in Five Years	247,755
Capital Leases, Future Minimum Payments Due	$ 3,096,934